Regulated Operations Plant and Leases - Supplemental Information Related to Leases Included in Balance Sheet (Details) - Centuri - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating lease ROU assets	$ 85,270	$ 80,638
Operating leases, other current liabilities	13,863	12,185
Operating lease, other deferred credits and other long-term liabilities	77,119	72,930
Total operating lease liabilities	90,982	85,115
Finance lease, other property and investments	51,313	30,705
Finance lease, other current liabilities	12,028	8,858
Finance lease, other deferred credits and other long-term liabilities	34,238	20,585
Total finance lease liabilities	$ 46,266	$ 29,443
Operating lease, weighted average remaining lease term (in years)	6 years 7 months 28 days	7 years 6 months 25 days
Finance lease, weighted average remaining lease term (in years)	4 years 3 months 29 days	3 years 11 months 1 day
Operating lease, weighted average discount rate	4.06%	3.95%
Finance lease, weighted average discount rate	3.95%	2.58%